Cash and Cash Equivalents: (Tables)	6 Months Ended
Jun. 30, 2021
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Cash and Cash Equivalents

	June 30,	December 31,
	2021	2020
Bank deposits	$4,215,002	$9,457,061
Short term investments	49,117,494	47,958,289
Total	$53,332,496	$57,415,350

Short term investments include money market funds and US treasury bills which mature in three months or less.